                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - 10

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                NEW UNDERLYING MUTUAL FUND NAME

     Credit Suisse Warburg Pincus Trust             Credit Suisse Trust - Large Cap Value Portfolio
     - Value Portfolio


3.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME               NEW UNDERLYING MUTUAL FUND NAME

     Nationwide Separate Account Trust             Gartmore Variable Insurance Trust ("GVIT") -
     ("NSAT") - Capital Appreciation Fund          Gartmore GVIT Growth Fund: Class I

     NSAT - Dreyfus NSAT Mid Cap Index Fund        GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I

     NSAT - Federated NSAT Equity Income Fund      GVIT - Federated GVIT Equity Income Fund: Class I

     NSAT - Federated NSAT High Income Bond Fund   GVIT- Federated GVIT High Income Bond Fund: Class I

     NSAT - Gartmore NSAT Emerging Markets Fund    GVIT - Gartmore GVIT Emerging Markets Fund: Class I

     NSAT - Gartmore NSAT Global Technology        GVIT - Gartmore GVIT Global Technology
     and Communications Fund                       and Communications Fund: Class I

     NSAT - Gartmore NSAT International            GVIT - Gartmore GVIT International Growth Fund: Class I
     Growth Fund

     NSAT - Government Bond Fund                   GVIT - Gartmore GVIT Government Bond Fund: Class I

     NSAT - J.P. Morgan NSAT Balanced Fund         GVIT - J.P. Morgan GVIT Balanced Fund: Class I

     NSAT - MAS NSAT Multi Sector Bond Fund        GVIT - MAS GVIT Multi Sector Bond Fund: Class I

     NSAT - Money Market Fund                      GVIT - Gartmore GVIT Money Market Fund: Class I

     NSAT - Nationwide Global 50 Fund              GVIT - Gartmore GVIT Worldwide Leaders Fund: Class I

     NSAT - Nationwide Small Cap Growth Fund       GVIT - GVIT Small Cap Growth Fund: Class I

     NSAT - Nationwide Small Cap Value Fund        GVIT - GVIT Small Cap Value Fund: Class I

     NSAT - Nationwide Small Company Fund          GVIT - GVIT Small Company Fund: Class I

     NSAT - Nationwide Strategic Value Fund        GVIT - Nationwide GVIT Strategic Value Fund: Class I

     NSAT - Strong NSAT Mid Cap Growth Fund        GVIT - Strong GVIT Mid Cap Growth Fund: Class I

     NSAT - Total Return Fund                      GVIT - Gartmore GVIT Total Return Fund: Class I

     NSAT - Turner NSAT Growth Focus Fund          GVIT - Turner GVIT Growth Focus Fund: Class I


4. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

     GARTMORE VARIABLE INSURANCE TRUST

     -    Turner GVIT Growth Focus Fund: Class I

     DREYFUS INVESTMENT PORTFOLIOS

     -    European Equity Portfolio: Initial Shares

5.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)

                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I (formerly,           0.50%        0.40%        0.00%            0.90%
NSAT Dreyfus NSAT Mid Cap Index Fund)

GVIT Federated GVIT Equity Income Fund: Class I (formerly,         0.80%        0.31%        0.00%            1.11%
NSAT Federated NSAT Equity Income Fund)

GVIT Federated GVIT High Income Bond Fund: Class I                 0.80%        0.32%        0.00%            1.12%
(formerly, NSAT Federated NSAT High Income Bond Fund)

GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%        0.23%        0.00%            0.73%
NSAT Government Bond Fund)

GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%        0.23%        0.00%            0.83%
Capital Appreciation Fund)

GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%        0.22%        0.00%            0.61%
NSAT Money Market Fund)

GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%        0.23%        0.00%            0.81%
NSAT Total Return Fund)

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                 1.00%        0.42%        0.00%            1.42%
(formerly, NSAT Nationwide Global 50 Fund)

GVIT GVIT Small Cap Growth Fund: Class I (formerly, NSAT           1.10%        0.50%        0.00%            1.60%
Nationwide Small Cap Growth Fund)

GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT            0.90%        0.30%        0.00%            1.20%
Nationwide Small Cap Value Fund)

GVIT GVIT Small Company Fund: Class I (formerly, NSAT              0.93%        0.26%        0.00%            1.19%
Nationwide Small Company Fund)

GVIT J.P. Morgan GVIT Balanced Fund: Class I (formerly, NSAT       0.75%        0.32%        0.00%            1.07%
J.P. Morgan NSAT Balanced Fund)

GVIT MAS GVIT Multi Sector Bond Fund: Class I (formerly,           0.75%        0.34%        0.00%            1.09%
NSAT MAS NSAT Multi Sector Bond Fund)

GVIT Strong GVIT Mid Cap Growth Fund: Class I (formerly,           0.90%        0.27%        0.00%            1.17%
NSAT Strong NSAT Mid Cap Growth Fund)

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

6.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the amount of expenses (in dollars) that would be incurred under the annuity provisions of this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the CDSC schedule and variable account expenses of 1.40%, which is the variable account charge that is assessed to a contract. Deductions for premium taxes are not reflected but may apply.


                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

GVIT Dreyfus GVIT Mid Cap        79     121    166     277      25    76     130     277      *     76     130      277
Index Fund: Class I
(formerly, NSAT Dreyfus NSAT
Mid Cap Index Fund)

GVIT Federated GVIT Equity       81     128    177     299      27    83     141     299      *     83     141      299
Income Fund: Class I
(formerly, NSAT Federated
NSAT Equity Income Fund)

GVIT Federated GVIT High         81     128    177     300      27    83     141     300      *     83     141      300
Income Bond Fund: Class I
(formerly, NSAT Federated
NSAT High Income Bond Fund)

GVIT Gartmore GVIT Government    77     116    157     259      23    71     121     259      *     71     121      259
Bond Fund: Class I (formerly,
NSAT Government Bond Fund)

GVIT Gartmore GVIT Growth        78     119    162     270      24    74     126     270      *     74     126      270
Fund: Class I (formerly, NSAT
Capital Appreciation Fund)

GVIT Gartmore GVIT Money         76     112    150     246      22    67     114     246      *     67     114      246
Market Fund: Class I
(formerly, NSAT Money Market
Fund)

GVIT Gartmore GVIT Total         78     118    161     267      24    73     125     267      *     73     125      267
Return Fund: Class I
(formerly, NSAT Total Return
Fund)

GVIT Gartmore GVIT Worldwide     84     137    193     330      30    92     157     330      *     92     157      330
Leaders Fund: Class I
(formerly, NSAT Nationwide
Global 50 Fund)

GVIT GVIT Small Cap Growth       86     143    202     347      32    98     166     347      *     98     166      347
Fund: Class I (formerly, NSAT
Nationwide Small Cap Growth
Fund)

GVIT GVIT Small Cap Value        82     130    181     308      28    85     145     308      *     85     145      308
Fund: Class I (formerly, NSAT
Nationwide Small Cap Value
Fund)

GVIT GVIT Small Company Fund:    82     130    181     307      28    85     145     307      *     85     145      307
Class I (formerly, NSAT
Nationwide Small Company Fund)

GVIT J.P. Morgan GVIT            80     126    175     294      26    81     139     294      *     81     139      294
Balanced Fund: Class I
(formerly, NSAT J.P. Morgan
NSAT Balanced Fund)

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

GVIT MAS GVIT Multi Sector       81     127    176     297      27    82     140     297      *     82     140      297
Bond Fund: Class I (formerly,
NSAT MAS NSAT Multi Sector
Bond Fund)

GVIT Strong GVIT Mid Cap         82     129    180     305      28    84     144     305      *     84     144      305
Growth Fund: Class I
(formerly, NSAT Strong NSAT
Mid Cap Growth Fund)

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

7.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

         DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND)
         Subadviser: The Dreyfus Corporation
         Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

         FEDERATED GVIT EQUITY INCOME FUND: CLASS I (FORMERLY, FEDERATED NSAT EQUITY INCOME FUND)
         Subadviser: Federated Investment Counseling
         Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

         FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I (FORMERLY, FEDERATED NSAT HIGH INCOME BOND FUND)
         Subadviser: Federated Investment Counseling
         Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality.
         Such funds are commonly referred to as "junk bonds."

         GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND)
         Subadviser: Gartmore Global Partners
         Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

         GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

         GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
         FUND)
         Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

         GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
         FUND)
         Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

         GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)
         Subadviser: Gartmore Global Partners
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

         GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

         GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND) Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

         GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I (FORMERLY, NATIONWIDE GLOBAL 50 FUND)
         Subadviser: Gartmore Global Partners
         Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

         GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH FUND)
         Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
         Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

         GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE FUND)
         Subadviser: The Dreyfus Corporation
         Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

         GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
         FUND)
         Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
         Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

         J.P. MORGAN GVIT BALANCED FUND: CLASS I (FORMERLY, J.P. MORGAN NSAT BALANCED FUND)
         Subadviser: J.P. Morgan Investment Management, Inc.
         Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

         MAS GVIT MULTI SECTOR BOND FUND: CLASS I (FORMERLY, MAS NSAT MULTI SECTOR BOND FUND)
         Subadviser: Miller, Anderson & Sherrerd, LLP
         Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

         NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (FORMERLY, NATIONWIDE STRATEGIC VALUE FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
         2000)
         Subadviser: Strong Capital Management Inc.
         Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

         STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND)
         Subadviser: Strong Capital Management Inc.
         Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

         TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002)
         Subadviser: Turner Investment Partners, Inc.
         Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.